Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities
Accrued interest	$ 10,248	$ 8,312
Accrued dry-docking expenses	4,413	3,276
Accrued expenses	9,978	8,870
Total	$ 24,639	$ 20,458